Fair Value Measurements 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements
NOTE M – FAIR VALUE MEASUREMENTS

The following table presents the fair values of our financial assets and liabilities measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall (in thousands):

	Level	December 4, 2012	June 5, 2012
Deferred compensation plan: other investments – Assets	1	$8,240	$7,974
Deferred compensation plan: other investments – Liabilities	1	(8,240)	(7,974)
Deferred compensation plan: RTI common stock – Equity	1	1,063	1,008
Deferred compensation plan: RTI common stock – Equity	1	(1,063)	(1,008)
Total		$–	$–

During the 13 and 26 weeks ended December 4, 2012 and November 29, 2011, there were no transfers among levels within the fair value hierarchy.

The Ruby Tuesday, Inc. 2005 Deferred Compensation Plan (the "Deferred Compensation Plan") and the Ruby Tuesday, Inc. Restated Deferred Compensation Plan (the "Predecessor Plan") are unfunded, non-qualified deferred compensation plans for eligible employees. Assets earmarked to pay benefits under the Deferred Compensation Plan and Predecessor Plan are held by a rabbi trust. We report the accounts of the rabbi trust in our Condensed Consolidated Financial Statements. The investments held by these plans are reported at fair value. The realized and unrealized holding gains and losses related to these investments, as well as the offsetting compensation expense, is recorded in Selling, general and administrative expense in the Condensed Consolidated Financial Statements.

The following table presents the fair values for those assets and liabilities measured on a non-recurring basis and remaining on our Condensed Consolidated Balance Sheets as of December 4, 2012 and June 5, 2012 (in thousands):

	Fair Value Measurements
	Level	December 4, 2012	June 5, 2012
Long-lived assets held for sale *	2	$23,303	$26,495
Long-lived assets held for use	2	8,204	385
Total		$31,507	$26,880

* Included in the carrying value of long-lived assets held for sale as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets included in Construction in progress in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.

The following table presents the losses recognized during the 13 and 26 weeks ended December 4, 2012 and November 29, 2011 resulting from fair value measurements of assets and liabilities measured on a non-recurring basis. These losses are included in Closures and impairments in our Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income (in thousands):

	Thirteen weeks ended		Twenty-six weeks ended
	December 4, 2012	November 29, 2011	December 4, 2012	November 29, 2011
Long-lived assets held for sale	$354	$–	$511	$206
Long-lived assets held for use	18,160	630	18,451	630
	$18,514	$630	$18,962	$836

Long-lived assets held for sale are valued using Level 2 inputs, primarily information obtained through broker listings and sales agreements. Costs to market and/or sell the assets are factored into the estimates of fair value for those assets included in Assets held for sale on our Condensed Consolidated Balance Sheets.

We review our long-lived assets (primarily property, equipment, and, as appropriate, reacquired franchise rights and favorable leases) related to each restaurant to be held and used in the business, whenever events or changes in circumstances indicate that the carrying amount of the long-lived asset may not be recoverable.

Long-lived assets held for use presented in the table above include restaurants or groups of restaurants that were impaired as a result of our quarterly impairment review or restaurants that were impaired as a result of the Ruby Tuesday, Inc. Board of Directors approving on January 9, 2013 management's plan to close 13 Marlin & Ray's restaurants, two Lime Fresh restaurants, and one Wok Hay restaurant during the third quarter of fiscal 2013. From time to time, the table will also include closed restaurants or surplus sites not meeting held for sale criteria that have been offered for sale at a price less than their carrying value.

The Level 2 fair values of our long-lived assets held for use are based on broker estimates of the value of the land, building, leasehold improvements, and other residual assets.

Our financial instruments at December 4, 2012 and June 5, 2012 consisted of cash and cash equivalents, accounts receivable and payable, long-term debt, and letters of credit. The fair values of cash and cash equivalents and accounts receivable and payable approximated carrying value because of the short-term nature of these instruments. The carrying amounts and fair values of our other financial instruments not measured on a recurring basis using fair value, however subject to fair value disclosures are as follows (in thousands):
	December 4, 2012		June 5, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt and capital leases	$308,697	$303,769	$326,663	$312,225
Letters of credit	–	245	–	222

We estimated the fair value of debt and letters of credit using market quotes and present value calculations based on market rates.

13. Fair Value Measurements

The following table presents the fair values of our financial assets and liabilities measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall (in thousands):

	Level	June 5, 2012	May 31, 2011
Deferred compensation plan: other investments - Assets	1	$7,974	$8,792
Deferred compensation plan: other investments - Liabilities	1	(7,974)	(8,792)
Deferred compensation plan: RTI common stock - Equity	1	1,008	-
Deferred compensation plan: RTI common stock - Equity	1	(1,008)	-
Total		$-	$-

The Ruby Tuesday, Inc. 2005 Deferred Compensation Plan (the "Deferred Compensation Plan") and the Ruby Tuesday, Inc. Restated Deferred Compensation Plan (the "Predecessor Plan") are unfunded, non-qualified deferred compensation plans for eligible employees. Assets earmarked to pay benefits under the Deferred Compensation Plan and Predecessor Plan are held by a rabbi trust. We report the accounts of the rabbi trust in our Consolidated Financial Statements. The other investments held by these plans are considered trading securities and are reported at fair value based on third-party broker statements. The realized and unrealized holding gains and losses related to these other investments, as well as the offsetting compensation expense, is recorded in Selling, general, and administrative expense, net in the Consolidated Financial Statements.

The investment in RTI common stock and related liability payable in RTI common stock are reflected in Shareholders' Equity in the Consolidated Balance Sheets. For fiscal 2011, these amounts were excluded from the fair value table above as these were considered treasury shares and reported at cost. Beginning in fiscal 2012, as the result of the adoption of a new accounting standard, the investment in RTI common stock is reported at fair value based on third-party broker statements. Accordingly, during fiscal 2012 we began recording the realized and unrealized holding gains and losses related to the investment in RTI common stock, as well as the offsetting compensation expense, in Selling, general, and administrative expense, net in the Consolidated Financial Statements.

The following table presents the fair values for those assets and liabilities measured on a non-recurring basis and remaining on our Consolidated Balance Sheets as of June 5, 2012 and May 31, 2011 and the losses recognized from all such measurements during fiscal 2012 and 2011 (in thousands):

	Fair Value Measurements
	June 5, 2012	Level 1	Level 2	Level 3	Losses
Long-lived assets held for sale *	$26,495	$-	$26,495	$-	$891
Long-lived assets held for use	385	-	385	-	12,742
Total	$26,880	$-	$26,880	$-	$13,633

	Fair Value Measurements
	May 31, 2011	Level 1	Level 2	Level 3	Losses
Long-lived assets held for sale *	$24,686	$-	$24,686	$-	$1,600
Long-lived assets held for use	747	-	747	-	4,498
Total	$25,433	$-	$25,433	$-	$6,098

* Included in the carrying value of long-lived assets held for sale as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets included in Construction in progress and other in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.

Long-lived assets held for sale are valued using Level 2 inputs, primarily information obtained through broker listings and sales agreements. Costs to market and/or sell the assets are factored into the estimates of fair value for those assets included in Assets held for sale on our Consolidated Balance Sheets.

We review our long-lived assets (primarily property, equipment, and, as appropriate, reacquired franchise rights) related to each restaurant to be held and used in the business, whenever events or changes in circumstances indicate that the carrying amount of a restaurant may not be recoverable.

Long-lived assets held for use presented in the table above include restaurants or groups of restaurants that were impaired as a result of our quarterly impairment review. From time to time, the table will also include closed restaurants or surplus sites not meeting held for sale criteria that have been offered for sale at a price less than their carrying value.

The Level 2 fair values of our long-lived assets held for use are based on broker estimates of the value of the land, building, leasehold improvements, and other residual assets.

Our financial instruments at June 5, 2012 and May 31, 2011 consisted of cash and short-term investments, accounts receivable and payable, long-term debt, letters of credit, and, as previously discussed, for fiscal 2011, deferred compensation plan investments. The fair values of cash and short-term investments and accounts receivable and payable approximated carrying value because of the short-term nature of these instruments. The carrying amounts and fair values of our other financial instruments not measured on a recurring basis using fair value, however subject to fair value disclosures are as follows (in thousands):

	June 5, 2012		May 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Deferred Compensation Plan
investment in RTI common stock*			$1,556	$1,653
Long-term debt and capital leases	$326,663	$312,225	344,274	348,272
Letters of credit	-	222	-	178

*Fiscal 2012 amounts are not presented for the investment in RTI common stock in the Deferred Compensation Plan as this investment is now measured at fair value on a recurring basis and is reflected in the table above.

We estimated the fair value of notes receivable, debt, franchise partnership guarantees, and letters of credit using market quotes and present value calculations based on market rates.